Segment analysis - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment analysis
Revenue	$ 5,497	$ 4,908	$ 4,812
Non-current assets	$ 3,839	$ 3,832
U.S.
Segment analysis
Percent of non-current assets	45.00%	47.00%
Revenue	$ 2,552	$ 2,122	2,307
Brazil
Segment analysis
Percent of non-current assets	17.00%	17.00%
U.K
Segment analysis
Revenue	$ 551	$ 509	495
Luxembourg
Segment analysis
Revenue	0	0	$ 0
Non-current assets	$ 0	$ 0
Germany
Segment analysis
Percent of non-current assets	14.00%	13.00%